Net Loss per Common Share - Reconciliation of Weighted Average Common Shares Used in Calculation of Basic and Diluted EPS (Detail) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of weighted average common shares used in calculation of basic and diluted EPS
Weighted average shares for basic EPS	98,204	97,617
Dilutive effect of warrants	420
Weighted average shares for diluted EPS	98,624	97,617